Subsequent events (Details 7) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	$ 983,826	$ 612,924	$ 333,248
Future production costs	(399,655)	(264,158)	(182,534)
Future development costs	(62,548)	(44,027)	(31,236)
Future income tax expenses	(178,412)	(104,568)	(46,862)
Undiscounted future net cash flows	343,211	200,171	72,616
10 percent midyear annual discount for timing of estimated cash flows (1)	(151,828)	(85,391)	(26,638)
Standardized measure of discounted future net cash flows	191,383	114,780	45,978
South America 1 [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	837	587	69
Future production costs	(357)	(261)	(51)
Future development costs	(128)	(107)	(16)
Future income tax expenses	(88)	(61)
Undiscounted future net cash flows	264	159	2
10 percent midyear annual discount for timing of estimated cash flows (1)	(124)	(70)
Standardized measure of discounted future net cash flows	141	89	1
Total 1 [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	984,663	613,511	333,317
Future production costs	(400,012)	(264,419)	(182,585)
Future development costs	(62,676)	(44,134)	(31,252)
Future income tax expenses	(178,500)	(104,628)	(46,862)
Undiscounted future net cash flows	343,475	200,330	72,618
10 percent midyear annual discount for timing of estimated cash flows (1)	(151,951)	(85,461)	(26,638)
Standardized measure of discounted future net cash flows	191,524	114,869	45,979
Equity Method Investees 5 [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	1,581	1,129	667
Future production costs	(273)	(329)	(465)
Future development costs	(21)	(28)	(48)
Future income tax expenses			(79)
Undiscounted future net cash flows	1,287	772	75
10 percent midyear annual discount for timing of estimated cash flows (1)	(401)	(303)	(1)
Standardized measure of discounted future net cash flows	$ 886	$ 470	$ 74